Voya Inflation Protected Bond Plus Portfolio Annual Fund Operating Expenses - Voya Inflation Protected Bond Plus Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.60%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	1.26%	[1]
Fee Waiver or Reimbursement	(0.07%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.19%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	0.66%	[1]
Fee Waiver or Reimbursement	(0.07%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.59%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	0.91%	[1]
Fee Waiver or Reimbursement	(0.07%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.84%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.19%, 0.59%, and 0.84% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2027 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Investors Trust (the “Trust”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.